Investments in Associates and Joint Ventures - Summary of Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates and joint ventures [line items]
Current assets	₩ 9,678,243	₩ 9,716,020
Non-current assets	20,067,196	20,948,278
Current liabilities	9,458,104	9,523,137
Non-current liabilities	7,238,205	8,358,443
Operating revenue	23,546,929	23,120,878	₩ 22,699,856
Profit (loss) for the year	546,341	795,117	624,685
Other comprehensive income	(68,288)	(5,670)	(68,835)
Total comprehensive income	478,053	789,447	₩ 555,850
Korea Information & Technology Fund [member]
Disclosure of associates and joint ventures [line items]
Current assets	144,874	154,651
Non-current assets	273,727	250,257
Operating revenue	36,462	26,942
Profit (loss) for the year	12,825	22,338
Other comprehensive income	1,868	(9,425)
Total comprehensive income	14,693	12,913
Dividend received from associates	739	3,201
KT-SB Venture Investment [member]
Disclosure of associates and joint ventures [line items]
Current assets	120	1,009
Non-current assets	5,770	8,704
Current liabilities	6	242
Operating revenue	3	2
Profit (loss) for the year	(1,449)	(251)
Total comprehensive income	(1,449)	(251)
Mongolian Telecommunications [Member]
Disclosure of associates and joint ventures [line items]
Current assets		9,852
Non-current assets		9,055
Current liabilities		3,296
Operating revenue		10,336
Profit (loss) for the year		81
Other comprehensive income		3,178
Total comprehensive income		3,259
KT Wibro Infra Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Current assets		274,811
Non-current assets		6
Current liabilities		4,996
Non-current liabilities		52
Operating revenue		391
Profit (loss) for the year		5,025
Total comprehensive income		5,025
KT-CKP New Media Investment Fund [member]
Disclosure of associates and joint ventures [line items]
Current assets	287	1,801
Non-current assets	4,333	7,170
Current liabilities		4
Operating revenue	1,593	1,684
Profit (loss) for the year	1,632	1,195
Total comprehensive income	1,632	₩ 1,195
KT-IBKC future investment fund [member]
Disclosure of associates and joint ventures [line items]
Current assets	5,499
Non-current assets	16,302
Current liabilities	152
Operating revenue	15
Profit (loss) for the year	(593)
Total comprehensive income	(593)
K Bank Inc. [member]
Disclosure of associates and joint ventures [line items]
Current assets	1,258,969
Non-current assets	92,137
Current liabilities	1,116,154
Non-current liabilities	1,177
Operating revenue	20,926
Profit (loss) for the year	(83,787)
Other comprehensive income	(746)
Total comprehensive income	₩ (84,533)